                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5912

--------------------------------------------------------------------------------

                             MFS SPECIAL VALUE TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                       Date of fiscal year end: October 31
--------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2005
--------------------------------------------------------------------------------

ITEM 1. REPORT TO STOCKHOLDERS.


MFS(R) SPECIAL VALUE TRUST                                              4/30/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

                              SEMIANNUAL REPORT

                              LETTER FROM THE CEO                             1
                              -------------------------------------------------
                              PORTFOLIO COMPOSITION                           2
                              -------------------------------------------------
                              MANAGEMENT REVIEW                               3
                              -------------------------------------------------
                              PERFORMANCE SUMMARY                             6
                              -------------------------------------------------
                              DIVIDEND REINVESTMENT AND
                              CASH PURCHASE PLAN                              9
                              -------------------------------------------------
                              PORTFOLIO OF INVESTMENTS                       10
                              -------------------------------------------------
                              FINANCIAL STATEMENTS                           23
                              -------------------------------------------------
                              NOTES TO FINANCIAL STATEMENTS                  29
                              -------------------------------------------------
                              REPORT OF INDEPENDENT REGISTERED
                              PUBLIC ACCOUNTING FIRM                         40
                              -------------------------------------------------
                              RESULTS OF SHAREHOLDER MEETING                 41
                              -------------------------------------------------
                              PROXY VOTING POLICIES AND INFORMATION          42
                              -------------------------------------------------
                              QUARTERLY PORTFOLIO DISCLOSURE                 42
                              -------------------------------------------------
                              CONTACT INFORMATION                    BACK COVER
                              -------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Bonds                                      68.2%
              Stocks                                     26.4%
              Preferred Stock                             3.9%
              Cash & Other Net Assets                     1.4%
              Convertible Preferred Stock                 0.1%

              MARKET SECTORS*

              High Yield Corporates                      58.7%
              ------------------------------------------------
              Domestic Equities                          27.7%
              ------------------------------------------------
              Emerging Market Bonds                       5.4%
              ------------------------------------------------
              International Equities                      2.6%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  2.2%
              ------------------------------------------------
              High Grade Corporates                       1.9%
              ------------------------------------------------
              Cash & Other Net Assets                     1.4%
              ------------------------------------------------
              Domestic Convertibles                       0.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                         0.3%
              ------------------------------------------------
              A                                           0.3%
              ------------------------------------------------
              BBB                                         2.3%
              ------------------------------------------------
              BB                                         10.6%
              ------------------------------------------------
              B                                          41.6%
              ------------------------------------------------
              CCC                                        34.0%
              ------------------------------------------------
              CC                                          4.2%
              ------------------------------------------------
              D                                           1.2%
              ------------------------------------------------
              Not Rated                                   5.5%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration                             4.6
              ------------------------------------------------
              Average Life                            8.4 yrs.
              ------------------------------------------------
              Average Maturity***                     9.0 yrs.
              ------------------------------------------------
              Average Credit Quality****                    B-
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 4/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended April 30, 2005, the MFS Special Value Trust provided a total return of 1.09%, at net asset value. In comparison, the trust's equity benchmark, the Russell 1000 Value Index (the Russell Index), returned 6.72% and its fixed income benchmark, the Lehman Brothers High Yield Index (the Lehman Index), returned 0.08%. The trust's investment objective is to maintain an annual distribution rate of 10% based on its average daily net asset value
(NAV), while seeking opportunities for capital appreciation. The trust may invest its assets in securities issued or guaranteed by the U.S. government, its agencies, authorities and instrumentalities. As opportunities arise in the marketplace, the trust may invest its assets in securities that the trust believes represent uncommon value by having the potential for significant capital appreciation over a period of twelve months or longer.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the six months ended
April 30, 2005. Investors endured another rise in oil prices, a volatile U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. Over the course of the period, investors seemed to conclude that the global economic recovery, although modest, was still intact. However, in March and April, high oil prices and concerns about the credit quality of some major U.S. corporations chipped away at investor confidence. As a result, major U.S. stock indices finished the period lower.

The U.S. fixed-income market experienced a flattening of the yield curve during the six-month period. (A yield curve for bonds shows the relationship between yield and time to maturity; in a majority of market environments, longer-maturity bonds offer higher yields.) The U.S. Federal Reserve Board raised its target federal funds rate four times, continuing its steady drumbeat of quarter-point rate hikes that had begun on June 30, 2004. But while the Fed seemed committed to a course of gradually raising short-term rates, several factors caused long-term rates to stagnate or retreat.

Job growth, which had shot up in the spring of 2004, ebbed and flowed during the period; uncertainty about the employment situation helped to push down yields on longer-dated bonds. Another factor that held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, moderate GDP growth and inflation concerns kept shorter-term interest rates moving up. For the period as a whole, the net effect was a substantial flattening of the yield curve as short-term rates rose significantly while long-term rates were generally flat to down.

In addition, performance in the corporate bond market slowed dramatically in the final months of the period as investors anticipated that General Motors, one of the largest issuers of corporate high-grade bonds, would see its debt downgraded to junk status.

DETRACTORS FROM PERFORMANCE

While the overall trust outperformed its fixed income benchmark, there were some negative factors which hurt relative performance. The trust's credit exposure to lower-rated "CCC" bonds also detracted, although this was partially offset by a positive contribution from "BB"-rated bonds. Relative detractors, at the security level, included Nortek Holdings, JSG Funding, and Charter Communications.

In the equity portion of the portfolio, stock selection and an overweighted position in the technology sector detracted from relative performance. Our positioning in telecommunications equipment provider Nortel Networks, which is not a constituent of the equity benchmark, the Russell 1000 Value Index, held back relative results.

Stock selection in the utilities and communications sector also hurt relative returns. Our holdings of poor-performing electric utility company Calpine, which is not in the index, and not holding strong-performing Texas-based utility company TXU detracted from relative results.

Our overweighted position in Southwest Airlines also dampened relative performance during the period. Stocks in other sectors that detracted from relative returns included our overweighted position in energy company BJ Services, which underperformed the benchmark, and not holding strong-performing Exxon Mobil, ConocoPhillips, Valero Energy, or tobacco company Altria Group.

CONTRIBUTORS TO PERFORMANCE

For the fixed income portion of the portfolio, security selection was the principal contributor to the portfolio's performance relative to the Lehman Index. Consumer products company Revlon, chemical company Rhodia, Continental Airlines, and mining company Doe Run Resources were among the trust's top individual contributors. Relative to the fixed income benchmark, our exposure to securities with higher yields also delivered strong results.

On the equity side, the sectors contributing most to returns relative to the equity benchmark, the Russell Index, were basic materials, financial services, and leisure. In basic materials, strong stock selection contributed to the trust's relative performance. Glass and plastic container company Owen-Illinois was the strongest contributor in the sector.

Our avoidance of the weak-performing financial services sector also boosted relative performance. Not owning index constituents JPMorgan Chase and American International Group, which both underperformed the broad benchmark, aided relative results.

Stock selection in the leisure sector also boosted relative returns. Our heavily weighted position in Comcast helped lift relative performance. Two strong-performing energy stocks, GlobalSantaFe and Cooper Cameron, were also among the top individual contributors for the period.

Stocks in other sectors that aided relative results included drug company Wyeth and Tenet Healthcare, owner and operator of hospitals and related health care services. Not holding telecom services provider Verizon Communications or IBM also contributed to the Trust's relative performance.

    Respectfully,

/s/ John F. Addeo                       /s/ Scott B. Richards

    John F. Addeo                           Scott B. Richards
    Portfolio Manager                       Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

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PERFORMANCE SUMMARY THROUGH 4/30/05
-------------------------------------------------------------------------------

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

--------------------------
Six months ended 4/30/05
--------------------------

                                                   Date                 Price
------------------------------------------------------------------------------
Net asset value                                  10/31/04               $10.12
------------------------------------------------------------------------------
                                                  4/30/05                $9.76
------------------------------------------------------------------------------
New York Stock Exchange price                    10/31/04               $11.60
------------------------------------------------------------------------------
                                                  2/03/05  (high)*      $12.20
------------------------------------------------------------------------------
                                                  4/20/05  (low)*       $10.42
------------------------------------------------------------------------------
                                                  4/30/05               $10.91
------------------------------------------------------------------------------

* For the period November 1, 2004 through April 30, 2005.

TOTAL RETURN VS BENCHMARKS

--------------------------
Six months ended 4/30/05
--------------------------

------------------------------------------------------------------------------
New York Stock Exchange price**                                         -1.42%
------------------------------------------------------------------------------
Net asset value**                                                        1.09%
------------------------------------------------------------------------------
Lehman Brothers High Yield Index#                                        0.08%
------------------------------------------------------------------------------
Russell 1000 Value Index#                                                6.72%
------------------------------------------------------------------------------

** Includes reinvestment of dividends and capital gains distributions.

 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

Lehman Brothers High Yield Index - measures the universe of non-investment grade, fixed rate debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

Russell 1000 Value Index - is constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. The trust's shares also may trade at a premium to their net asset value.

When trust shares trade at a premium, buyers pay more than the asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and increasing the trust's expense ratio.

The trust's target annual distribution rate is calculated based on the trust's average daily net asset value, not a fixed share price, and the trust's dividend amount will fluctuate with changes in the trust's average daily net asset value.

From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in derivative securities, which may include futures, options and swaps. These types of instruments can increase price fluctuation.

The portfolio invests in government guaranteed securities. These guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio invests in high yield or lower-rated securities, which may provide greater returns but are subject to greater-than-average risk.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

The trust limits investment in securities of foreign issuers which are not traded on a U.S. exchange (excluding American Depository Receipts) to 10% of its total assets. For purposes of determining this investment limitation, foreign securities traded in U.S. markets which are well established and liquid (such as Rule 144A and Yankee Bond markets) are considered as being equivalent to U.S. exchange-traded securities, and therefore are not subject to this 10% limitation.

These risks may increase share price volatility.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

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DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
-------------------------------------------------------------------------------

The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

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PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/05
-------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your trust.
It is categorized by broad-based asset classes.

Bonds - 66.8%
-------------------------------------------------------------------------------------
ISSUER                                                       PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------
Advertising & Broadcasting - 4.3%
-------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                  $   350,000   $   333,375
-------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                         655,000       597,687
-------------------------------------------------------------------------------------
Intelsat Ltd., 6.5%, 2013                                        55,000        43,588
-------------------------------------------------------------------------------------
Intelsat Ltd., 8.625%, 2015##                                   135,000       137,025
-------------------------------------------------------------------------------------
Intelsat Ltd., 0% to 2010, 9.25% to 2015##                      105,000        63,525
-------------------------------------------------------------------------------------
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013               875,000       637,656
-------------------------------------------------------------------------------------
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014##           515,000       329,600
-------------------------------------------------------------------------------------
Worldspan LP, 9.0244%, 2011##                                   330,000       280,500
-------------------------------------------------------------------------------------
XM Satellite Radio Holdings Inc., 0% to 2005, 14% to 2009       212,267       215,451
-------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12%, 2010                             174,000       198,360
-------------------------------------------------------------------------------------
                                                                          $ 2,836,767
-------------------------------------------------------------------------------------
Aerospace - 0.3%
-------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                            $   175,000   $   176,312
-------------------------------------------------------------------------------------

Airlines - 1.4%
-------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                    $   500,000   $   406,861
-------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                        335,354       275,026
-------------------------------------------------------------------------------------
Continental Airlines, Inc., 8.307%, 2018                        224,139       179,946
-------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                         56,849        46,219
-------------------------------------------------------------------------------------
                                                                          $   908,052
-------------------------------------------------------------------------------------
Apparel Manufacturers - 1.2%
-------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015##                           $   440,000   $   420,200
-------------------------------------------------------------------------------------
Propex Fabrics, Inc., 10%, 2012                                 395,000       375,250
-------------------------------------------------------------------------------------
                                                                          $   795,450
-------------------------------------------------------------------------------------
Asset Backed & Securitized - 3.3%
-------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                             $   450,000   $   403,515
-------------------------------------------------------------------------------------
Asset Securitization Corp., 8.7805%, 2029##                     700,000       613,895
-------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.81%, 2025^^                   670,038       116,955
-------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033          250,000       237,625
-------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.6%, 2039##^^                  697,506        59,288
-------------------------------------------------------------------------------------
Preferred Term Securities XII Ltd., 9.8%, 2033##+               225,000       232,875
-------------------------------------------------------------------------------------
Preferred Term Securities XVI Ltd., 13.75%, 2035##+             300,000       317,100
-------------------------------------------------------------------------------------
Preferred Term Securities XVII Ltd., 9.3%, 2035##+              187,000       189,805
-------------------------------------------------------------------------------------
                                                                          $ 2,171,058
-------------------------------------------------------------------------------------

Automotive - 2.1%
-------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                $    60,000   $    42,600
-------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                 130,000       115,700
-------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.625%, 2008                              90,000        84,888
-------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                    105,000        87,963
-------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                              440,000       334,919
-------------------------------------------------------------------------------------
INTERMET Corp., 9.75%, 2009*                                    255,000       127,500
-------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                      435,000       330,600
-------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                  13,000        13,975
-------------------------------------------------------------------------------------
TRW Automotive, Inc., 11.75%, 2013                        EUR   163,000       239,085
-------------------------------------------------------------------------------------
                                                                          $ 1,377,230
-------------------------------------------------------------------------------------
Banks & Credit Companies - 0.4%
-------------------------------------------------------------------------------------
ATF Bank Kazakstan, 9.25%, 2012##                           $   279,000   $   276,269
-------------------------------------------------------------------------------------

Basic Industry - 0.3%
-------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                      $   110,000   $   101,750
-------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                       80,000        78,800
-------------------------------------------------------------------------------------
                                                                          $   180,550
-------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.8%
-------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                            $   155,000   $   158,875
-------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                               110,000       106,425
-------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                           180,000       179,550
-------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                      575,000       415,437
-------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                     1,150,000       810,750
-------------------------------------------------------------------------------------
FrontierVision Holdings LP, 11.875%, 2007*                      300,000       405,000
-------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, 11%, 2006*                115,000       151,800
-------------------------------------------------------------------------------------
Grande Communications, 14%, 2011                                305,000       305,000
-------------------------------------------------------------------------------------
Kabel Deutschland, 10.625%, 2014##                              230,000       242,650
-------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                              285,000       272,888
-------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                               150,000       157,500
-------------------------------------------------------------------------------------
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014##        780,000       593,775
-------------------------------------------------------------------------------------
                                                                          $ 3,799,650
-------------------------------------------------------------------------------------

Building - 1.6%
-------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2014            $   180,000   $   174,375
-------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012##                   155,000       136,400
-------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                  180,000       192,600
-------------------------------------------------------------------------------------
Interface, Inc., 9.5%, 2014                                     150,000       150,000
-------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                65,000        57,525
-------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014##             632,000       316,000
-------------------------------------------------------------------------------------
                                                                          $ 1,026,900
-------------------------------------------------------------------------------------
Business Services - 0.6%
-------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45%, 2029                      $   100,000   $    84,375
-------------------------------------------------------------------------------------
Northern Telecom Corp., 6.875%, 2023                             75,000        68,625
-------------------------------------------------------------------------------------
Northern Telecom Corp., 7.875%, 2026                             45,000        44,775
-------------------------------------------------------------------------------------
Telcordia Technologies, Inc., 10%, 2013##                       210,000       202,650
-------------------------------------------------------------------------------------
                                                                          $   400,425
-------------------------------------------------------------------------------------
Chemicals - 4.4%
-------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                               $    80,000   $    88,400
-------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2009, 10.5% to 2014##          390,000       253,500
-------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2010, 10% to 2014##             36,000        24,120
-------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                            210,000       234,150
-------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                         1,000         1,038
-------------------------------------------------------------------------------------
Huntsman International LLC, 7.375%, 2015##                       55,000        54,863
-------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                  70,000        82,600
-------------------------------------------------------------------------------------
KI Holdings, Inc., 0% to 2009, 9.875% to 2014##                 547,000       322,730
-------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                            340,000       388,450
-------------------------------------------------------------------------------------
Nalco Finance Holdings LLC, 0% to 2009, 9% to 2014              259,000       190,365
-------------------------------------------------------------------------------------
Polypore, Inc., 8.75%, 2012                                     195,000       164,775
-------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                340,000       368,050
-------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                       460,000       430,100
-------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                 300,000       328,875
-------------------------------------------------------------------------------------
                                                                          $ 2,932,016
-------------------------------------------------------------------------------------
Conglomerates - 0.3%
-------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                $   200,000   $   198,000
-------------------------------------------------------------------------------------

Consumer Goods & Services - 2.6%
-------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012##                       $    75,000   $    72,750
-------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375%, 2009              245,000       194,775
-------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014                                           20,000        20,350
-------------------------------------------------------------------------------------
Leiner Health Products, Inc., 11%, 2012                          75,000        79,125
-------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9.5%, 2011##                    600,000       577,500
-------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013##         EUR   525,000       675,491
-------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                         $   125,000        86,875
-------------------------------------------------------------------------------------
                                                                          $ 1,706,866
-------------------------------------------------------------------------------------
Containers - 1.2%
-------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                 $   190,000   $   217,075
-------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.8%, 2018                                 90,000        89,775
-------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                         510,000       382,500
-------------------------------------------------------------------------------------
Portola Packaging, Inc., 8.25%, 2012                            130,000        86,450
-------------------------------------------------------------------------------------
                                                                          $   775,800
-------------------------------------------------------------------------------------
Defense Electronics - 0.2%
-------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014             $   130,000   $   127,725
-------------------------------------------------------------------------------------

Electronics - 0%
-------------------------------------------------------------------------------------
Magnachip Semiconductor S.A., 8%, 2014##                    $    20,000   $    17,300
-------------------------------------------------------------------------------------

Emerging Market Quasi-Sovereign - 0.5%
-------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                 $   150,000   $   175,875
-------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                143,000       165,523
-------------------------------------------------------------------------------------
                                                                          $   341,398
-------------------------------------------------------------------------------------
Emerging Market Sovereign - 2.6%
-------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                        $   161,490   $   160,985
-------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                        966,000       956,340
-------------------------------------------------------------------------------------
Federal Republic of Brazil, 4.25%, 2024                          54,000        49,140
-------------------------------------------------------------------------------------
Republic of Argentina, 10%, 2007*                         EUR   430,000       163,212
-------------------------------------------------------------------------------------
Republic of Argentina, 8%, 2008*                          EUR   207,000        78,569
-------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023                            $    43,000        50,525
-------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                185,000       218,300
-------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                 43,000        48,160
-------------------------------------------------------------------------------------
                                                                          $ 1,725,231
-------------------------------------------------------------------------------------

Energy - Independent - 0.7%
-------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75%, 2012                           $   280,000   $   253,400
-------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                52,000        53,300
-------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                           130,000       129,350
-------------------------------------------------------------------------------------
                                                                          $   436,050
-------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
-------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                              $   130,000   $   144,586
-------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                        79,000        87,591
-------------------------------------------------------------------------------------
                                                                          $   232,177
-------------------------------------------------------------------------------------
Entertainment - 1.7%
-------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., 10%, 2010                      $    45,000   $    45,000
-------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                  130,000       124,800
-------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0% to 2009, 12% to 2014##               415,000       267,675
-------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                    485,000       424,375
-------------------------------------------------------------------------------------
Universal City Florida Holding Co., 8.375%, 2010##              240,000       243,600
-------------------------------------------------------------------------------------
                                                                          $ 1,105,450
-------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.9%
-------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                        $   245,000   $   267,050
-------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010##               359,000       330,280
-------------------------------------------------------------------------------------
                                                                          $   597,330
-------------------------------------------------------------------------------------
Forest & Paper Products - 2.8%
-------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V., 7.5%, 2012                $   111,300   $    93,492
-------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.75%, 2029                              485,000       501,975
-------------------------------------------------------------------------------------
JSG Funding LLC, 11.5%, 2015(+)##                         EUR   451,722       501,670
-------------------------------------------------------------------------------------
NewPage Corp., 12%, 2013##                                  $   125,000       120,000
-------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014                                 390,000       384,150
-------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                           125,000       117,500
-------------------------------------------------------------------------------------
Sino-Forest Corp., 9.125%, 2011##                                23,000        24,093
-------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                              90,000        82,800
-------------------------------------------------------------------------------------
                                                                          $ 1,825,680
-------------------------------------------------------------------------------------

Gaming & Lodging - 1.4%
-------------------------------------------------------------------------------------
Herbst Gaming, Inc., 7%, 2014##                             $    15,000   $    14,700
-------------------------------------------------------------------------------------
NCL Corp., 10.625%, 2014##                                      360,000       369,000
-------------------------------------------------------------------------------------
Penn National Gaming, Inc., 6.75%, 2015##                        95,000        90,963
-------------------------------------------------------------------------------------
Resorts International Hotel & Casino, Inc., 11.5%, 2009         400,000       455,000
-------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012##                            30,000        29,400
-------------------------------------------------------------------------------------
                                                                          $   959,063
-------------------------------------------------------------------------------------
Industrial - 1.8%
-------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                     $   195,000   $   208,650
-------------------------------------------------------------------------------------
Da Lite Screen Co., Inc., 9.5%, 2011                            125,000       136,562
-------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013      335,000       264,650
-------------------------------------------------------------------------------------
Knowledge Learning Corp., 7.75%, 2015##                          85,000        80,750
-------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011                              390,000       417,300
-------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                           110,000       108,075
-------------------------------------------------------------------------------------
                                                                          $ 1,215,987
-------------------------------------------------------------------------------------
Machinery & Tools - 2.2%
-------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                       $   205,000   $   209,100
-------------------------------------------------------------------------------------
Columbus McKinnon Corp., 8.5%, 2008                             225,000       225,000
-------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                        EUR   125,000       177,316
-------------------------------------------------------------------------------------
Sunstate Equipment Co. LLC, 10.5%, 2013##                   $   190,000       191,425
-------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                               700,000       656,250
-------------------------------------------------------------------------------------
                                                                          $ 1,459,091
-------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.1%
-------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015##          $   370,000   $   192,400
-------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013##                                     80,000        79,200
-------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015##                                      95,000        92,387
-------------------------------------------------------------------------------------
Healthsouth Corp., 8.5%, 2008                                   150,000       150,000
-------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                     345,000       327,750
-------------------------------------------------------------------------------------
Select Medical Corp., 7.625%, 2015##                            115,000       112,988
-------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014                               275,000       295,625
-------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%, 2011                140,000       141,750
-------------------------------------------------------------------------------------
                                                                          $ 1,392,100
-------------------------------------------------------------------------------------
Medical Equipment - 0.5%
-------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015##                        $   375,000   $   367,500
-------------------------------------------------------------------------------------

Metals & Mining - 0.9%
-------------------------------------------------------------------------------------
Doe Run Resources Corp., 11.75%, 2008(+)                    $   541,714   $   498,377
-------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                              90,000        92,475
-------------------------------------------------------------------------------------
                                                                          $   590,852
-------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.3%
-------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                              $   175,000   $   216,186
-------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015##                       20,000        19,300
-------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                  300,000       283,500
-------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                               235,000       236,762
-------------------------------------------------------------------------------------
Markwest Energy Partners LP, 6.875%, 2014##                      90,000        88,200
-------------------------------------------------------------------------------------
                                                                          $   843,948
-------------------------------------------------------------------------------------
Oil Services - 0.5%
-------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                            $   125,000   $   131,563
-------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008                             175,000       178,500
-------------------------------------------------------------------------------------
                                                                          $   310,063
-------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.4%
-------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014          $   254,000   $   238,760
-------------------------------------------------------------------------------------

Printing & Publishing - 2.1%
-------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                     $   975,000   $   731,250
-------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                                 50,000        54,250
-------------------------------------------------------------------------------------
Houghton Mifflin Co., 0% to 2008, 11.5% to 2013                 385,000       256,025
-------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##             EUR   160,000       203,805
-------------------------------------------------------------------------------------
WDAC Subsidiary Corp., 8.375%, 2014##                       $   145,000       131,588
-------------------------------------------------------------------------------------
                                                                          $ 1,376,918
-------------------------------------------------------------------------------------
Restaurants - 0.5%
-------------------------------------------------------------------------------------
Carrols Holdings Corp., 9%, 2013##                          $   130,000   $   133,250
-------------------------------------------------------------------------------------
Uno Restarant Corp., 10%, 2011##                                195,000       193,050
-------------------------------------------------------------------------------------
                                                                          $   326,300
-------------------------------------------------------------------------------------
Retailers - 2.0%
-------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015##                         $    95,000   $    92,625
-------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                   170,000       174,250
-------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011                                  220,000       189,200
-------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 10.75%, 2015##               215,000       199,950
-------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%, 2012                         100,000        88,000
-------------------------------------------------------------------------------------
Mothers Work, Inc., 11.25%, 2010                                145,000       145,000
-------------------------------------------------------------------------------------
Rite Aid Corp., 6.875%, 2013                                    270,000       232,875
-------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                     130,000       120,900
-------------------------------------------------------------------------------------
Rite Aid Corp., 7.7%, 2027                                       95,000        73,150
-------------------------------------------------------------------------------------
                                                                          $ 1,315,950
-------------------------------------------------------------------------------------
Steel - 0.1%
-------------------------------------------------------------------------------------
AK Steel Holding Corp., 7.75%, 2012                         $    90,000   $    80,100
-------------------------------------------------------------------------------------
Northwestern Steel & Wire, 9.5%, 2001**                         300,000             0
-------------------------------------------------------------------------------------
                                                                          $    80,100
-------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.0%
-------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009             $   129,000   $   140,610
-------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                  185,000       202,112
-------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 9.875%, 2012##                    35,000        35,350
-------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                       235,000       191,525
-------------------------------------------------------------------------------------
Dolphin Telecom PLC, 11.5%, 2008**                              750,000             0
-------------------------------------------------------------------------------------
IWO Escrow Co., FRN, 6.8906%, 2012##                             15,000        15,000
-------------------------------------------------------------------------------------
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012            360,000       266,400
-------------------------------------------------------------------------------------
MetroPCS, Inc., 10.75%, 2011                                    335,000       390,275
-------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                65,000        66,706
-------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                               508,000       459,740
-------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                   100,000       109,750
-------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                           100,000       108,250
-------------------------------------------------------------------------------------
                                                                          $ 1,985,718
-------------------------------------------------------------------------------------
Telecommunications - Wireline - 4.6%
-------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013                               $   565,000   $   584,775
-------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                             130,000       123,825
-------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014##                            25,000        23,812
-------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                        170,000       184,025
-------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                         65,000        60,612
-------------------------------------------------------------------------------------
Global Crossing Ltd., 10.75%, 2014##                             80,000        72,800
-------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 9.75%, 2013##             80,000        79,500
-------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 12.5%, 2015##            190,000       188,100
-------------------------------------------------------------------------------------
MCI, Inc., 6.908%, 2007                                         100,000       101,500
-------------------------------------------------------------------------------------
MCI, Inc., 7.688%, 2009                                         110,000       113,575
-------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                        175,000       156,625
-------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                     180,000       182,700
-------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012##                                     175,000       185,500
-------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010##                             540,000       607,500
-------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 10.125%, 2011                80,000        74,400
-------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                 210,000       191,100
-------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014##               125,000       113,750
-------------------------------------------------------------------------------------
                                                                          $ 3,044,099
-------------------------------------------------------------------------------------
Tire & Rubber - 0.2%
-------------------------------------------------------------------------------------
Cooper-Standard Automotive, Inc., 8.375%, 2014##            $   180,000   $   131,400
-------------------------------------------------------------------------------------

Transportation - Services - 0.4%
-------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012##                            $   241,000   $   242,205
-------------------------------------------------------------------------------------

Utilities - Electric Power - 3.3%
-------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                $   100,000   $    69,000
-------------------------------------------------------------------------------------
Calpine Corp., 9.625%, 2014##                                   350,000       339,500
-------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                              90,000        74,475
-------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                  199,000       213,725
-------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                             145,000       158,050
-------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                         250,000       293,125
-------------------------------------------------------------------------------------
NGC Corp. Capital Trust, 8.316%, 2027                           275,000       192,500
-------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                     185,000       212,393
-------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                60,000        53,100
-------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                            200,000       204,500
-------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014                          215,000       227,900
-------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                 120,000       117,600
-------------------------------------------------------------------------------------
                                                                          $ 2,155,868
-------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $44,621,224)                                $44,005,608
-------------------------------------------------------------------------------------

Stocks - 26.4%
-------------------------------------------------------------------------------------
ISSUER                                                           SHARES       $ VALUE
-------------------------------------------------------------------------------------
Airlines - 1.4%
-------------------------------------------------------------------------------------
Southwest Airlines Co.^                                          60,500   $   900,240
-------------------------------------------------------------------------------------

Automotive - 0.9%
-------------------------------------------------------------------------------------
Magna International, Inc., "A"                                    9,500   $   580,735
-------------------------------------------------------------------------------------

Broadcast & Cable TV - 3.1%
-------------------------------------------------------------------------------------
Comcast Corp., "Special A"^*                                     43,100   $ 1,367,563
-------------------------------------------------------------------------------------
NTL, Inc.*                                                        6,812       435,832
-------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"^                             30,000       229,800
-------------------------------------------------------------------------------------
                                                                          $ 2,033,195
-------------------------------------------------------------------------------------
Business Services - 0%
-------------------------------------------------------------------------------------
Anacomp, Inc.^*                                                      30   $       315
-------------------------------------------------------------------------------------

Containers - 3.6%
-------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                            97,000   $ 2,378,440
-------------------------------------------------------------------------------------

Energy - Independent - 0.3%
-------------------------------------------------------------------------------------
NRG Energy, Inc.*                                                 6,073   $   188,870
-------------------------------------------------------------------------------------

Engineering - Construction - 0.1%
-------------------------------------------------------------------------------------
Intergrated Electrical Services, Inc.^*                          35,000   $    52,500
-------------------------------------------------------------------------------------

Forest & Paper Products - 0%
-------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V.*                                 8,698   $     5,482
-------------------------------------------------------------------------------------

Medical & Health Technology & Services - 2.0%
-------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                        110,500   $ 1,322,685
-------------------------------------------------------------------------------------

Metals & Mining - 0%
-------------------------------------------------------------------------------------
International Utility Structures, Inc.*                         254,700   $         0
-------------------------------------------------------------------------------------

Natural Gas - Distribution - 0.6%
-------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                           6,088   $   128,761
-------------------------------------------------------------------------------------
Northwestern Corp.^                                              10,109       283,355
-------------------------------------------------------------------------------------
                                                                          $   412,116
-------------------------------------------------------------------------------------

Oil Services - 5.3%
-------------------------------------------------------------------------------------
BJ Services Co.^                                                 14,500   $   706,875
-------------------------------------------------------------------------------------
Cooper Cameron Corp.^*                                           16,530       908,158
-------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                             36,830     1,237,488
-------------------------------------------------------------------------------------
Noble Corp.^                                                     13,390       681,551
-------------------------------------------------------------------------------------
                                                                          $ 3,534,072
-------------------------------------------------------------------------------------
Pharmaceuticals - 1.9%
-------------------------------------------------------------------------------------
Merck & Co., Inc.^                                                3,900   $   132,210
-------------------------------------------------------------------------------------
Wyeth                                                            24,600     1,105,524
-------------------------------------------------------------------------------------
                                                                          $ 1,237,734
-------------------------------------------------------------------------------------
Printing & Publishing - 0%
-------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc.*                         53,266   $         0
-------------------------------------------------------------------------------------

Specialty Chemicals - 0%
-------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                            55   $     1,650
-------------------------------------------------------------------------------------

Telecommunications - Wireless - 0.1%
-------------------------------------------------------------------------------------
Vodafone Group PLC, ADR^                                          2,682   $    70,107
-------------------------------------------------------------------------------------

Telecommunications - Wireline - 4.1%
-------------------------------------------------------------------------------------
Nokia Corp., ADR^                                               100,200   $ 1,601,196
-------------------------------------------------------------------------------------
Nortel Networks Corp.*                                          439,300     1,093,857
-------------------------------------------------------------------------------------
                                                                          $ 2,695,053
-------------------------------------------------------------------------------------
Telephone Services - 2.1%
-------------------------------------------------------------------------------------
Sprint Corp.                                                     62,300   $ 1,386,798
-------------------------------------------------------------------------------------
Telcove*                                                         40,000             0
-------------------------------------------------------------------------------------
                                                                          $ 1,386,798
-------------------------------------------------------------------------------------
Utilities - Electric Power - 0.9%
-------------------------------------------------------------------------------------
Calpine Corp.*                                                  331,670   $   593,689
-------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $18,884,342)                               $17,393,681
-------------------------------------------------------------------------------------

Convertible Preferred Stocks - 0.1%
-------------------------------------------------------------------------------------
Automotive - 0.1%
-------------------------------------------------------------------------------------
General Motors Corp., 5.25%                                       3,608   $    59,785
-------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost,
$62,554)                                                                  $    59,785
-------------------------------------------------------------------------------------

Preferred Stocks - 3.9%
-------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.7%
-------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25%^*                               214   $ 1,583,600
-------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75%#*                   755       811,625
-------------------------------------------------------------------------------------
                                                                          $ 2,395,225
-------------------------------------------------------------------------------------
Consumer Goods & Services - 0%
-------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14%, 2006*                           1,266   $         0
-------------------------------------------------------------------------------------

Printing & Publishing - 0.2%
-------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                            1,400   $   135,800
-------------------------------------------------------------------------------------

Real Estate - 0%
-------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75%^                                  200   $     5,312
-------------------------------------------------------------------------------------

Telephone Services - 0%
-------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                   8   $        24
-------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $2,560,773)                      $ 2,536,361
-------------------------------------------------------------------------------------

Warrants - 0%
-------------------------------------------------------------------------------------

ISSUER                                       STRIKE PRICE   1st EXERCISE           SHARES         $ VALUE
---------------------------------------------------------------------------------------------------------
Anacomp, Inc. (Business Services)*                 $61.54       12/10/01            5,841     $       117
---------------------------------------------------------------------------------------------------------
Grande Communications Holdings (Broadcast &
Cable TV)*                                           0.01       10/01/04              305              30
---------------------------------------------------------------------------------------------------------
Metricom, Inc. (Telecommunications -
Wireline)*                                          87.00        8/15/00              775               0
---------------------------------------------------------------------------------------------------------
Ono Finance (Broadcast & Cable TV)*                  0.00        5/31/09            1,000               0
---------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc. (Consumer Goods
& Services)*                                         0.01        8/08/96            1,024               0
---------------------------------------------------------------------------------------------------------
Sirius Satellite (Advertising &
Broadcasting)##*                                    24.92        5/15/09            2,700               0
---------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty
Chemicals)*                                         52.00       12/31/02               90             144
---------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery &
Tools)*                                             20.78        5/29/03            3,330             666
---------------------------------------------------------------------------------------------------------

Total Warrants (Identified Cost, $38,821)                                                     $       957
---------------------------------------------------------------------------------------------------------

Short-Term Obligation - 2.9%
-------------------------------------------------------------------------------------
ISSUER                                                       PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05,
at Amortized Cost<                                          $ 1,893,000   $ 1,892,845
-------------------------------------------------------------------------------------

Collateral for Securities Loaned - 11.2%
-------------------------------------------------------------------------------------
ISSUER                                                           SHARES       $ VALUE
-------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                               7,378,629   $ 7,378,629
-------------------------------------------------------------------------------------

Repurchase Agreement - 0%
-------------------------------------------------------------------------------------
ISSUER                                                       PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------
Morgan Stanley, 2.95%, dated 4/30/05, due 5/02/05,
total to be received $1,001 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                    $     1,000   $     1,000
-------------------------------------------------------------------------------------
Total Investments (Identified Cost, $75,440,188)(++)                      $73,268,866
-------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (11.3)%                                   (7,424,334)
-------------------------------------------------------------------------------------
Net Assets - 100.0%                                                       $65,844,532
-------------------------------------------------------------------------------------
   * Non-income producing security.
  ** Non-income producing security - in default.
   ^ All or a portion of this security is on loan.
  ^^ Interest only security for which the trust receives interest on notional principal
     (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 (+) Payment-in-kind security.
  ## SEC Rule 144A restriction.
   + The rate shown represents a current effective yield.
   < The rate shown represents an annualized yield at time of purchase.
(++) As of April 30, 2005, the trust held ten securities representing $0 and 0% of net assets that were fair valued in accordance with the policies adopted by the Board of
     Trustees.

All amounts are stated in U.S. dollars unless otherwise indicated.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below:

    EUR = Euro
    SEK = Swedish Krona

Abbreviations:

ADR = American Depository Receipt
FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your trust's balance sheet, which details the assets and liabilities composing the total value of your trust.

AT 4/30/05

ASSETS

Investments, at value, including $7,198,371 of securities on
loan (identified cost, $75,440,188)                               $73,268,866
--------------------------------------------------------------------------------------------------
Cash                                                                      167
--------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts              2,982
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                        22,601
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                   1,016,946
--------------------------------------------------------------------------------------------------
Other assets                                                              584
--------------------------------------------------------------------------------------------------
Total assets                                                                           $74,312,146
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable to dividend disbursing agent                                  $53,968
--------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                 8,616
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                     817,337
--------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                          7,378,629
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                        3,696
--------------------------------------------------------------------------------------------------
  Transfer agent and dividend disbursing costs                          7,140
--------------------------------------------------------------------------------------------------
  Administrative fee                                                       56
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                198,172
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $8,467,614
--------------------------------------------------------------------------------------------------
Net assets                                                                             $65,844,532
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $73,570,181
--------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation of
assets and liabilities in foreign currencies                       (2,178,028)
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                              (3,752,946)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income       (1,794,675)
--------------------------------------------------------------------------------------------------
Net assets                                                                             $65,844,532
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
(7,002,434 issued, less 256,600 treasury shares)                                         6,745,834
--------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $65,844,532/6,745,834 shares of
beneficial interest outstanding)                                                             $9.76
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your trust received in investment income and paid in expenses. It also describes any gains and/or losses generated by trust operations.

SIX MONTHS ENDED 4/30/05

NET INVESTMENT INCOME

Income
---------------------------------------------------------------------------------------------------
  Interest                                                          $2,217,759
---------------------------------------------------------------------------------------------------
  Dividends                                                            262,838
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                (7,422)
---------------------------------------------------------------------------------------------------
Total investment income                                                                  $2,473,175
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                      $317,826
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 5,602
---------------------------------------------------------------------------------------------------
  Transfer agent and dividend disbursing costs                          17,690
---------------------------------------------------------------------------------------------------
  Administrative fee                                                     3,122
---------------------------------------------------------------------------------------------------
  Custodian fee                                                         26,627
---------------------------------------------------------------------------------------------------
  Printing                                                              12,439
---------------------------------------------------------------------------------------------------
  Postage                                                               24,480
---------------------------------------------------------------------------------------------------
  Auditing fees                                                         35,087
---------------------------------------------------------------------------------------------------
  Legal fees                                                             1,367
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                         51,838
---------------------------------------------------------------------------------------------------
Total expenses                                                                             $496,078
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (15,832)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                             (212)
---------------------------------------------------------------------------------------------------
Net expenses                                                                               $480,034
---------------------------------------------------------------------------------------------------
Net investment income                                                                    $1,993,141
---------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                           $1,166,727
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (216,177)
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $950,550
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                      $(2,073,212)
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies          175,847
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                    $(1,897,365)
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $(946,815)
---------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $1,046,326
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                          SIX MONTHS ENDED              YEAR ENDED
                                                                   4/30/05                10/31/04
                                                               (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                           $1,993,141              $3,937,607
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              950,550                (874,157)
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                            (1,897,365)              5,782,913
--------------------------------------------------------     -------------            ------------
Change in net assets from operations                            $1,046,326              $8,846,363
--------------------------------------------------------     -------------            ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                     $(3,464,324)            $(3,870,737)
--------------------------------------------------------------------------------------------------
From paid-in capital                                                    --              (2,877,470)
--------------------------------------------------------     -------------            ------------
Total distributions declared to shareholders                   $(3,464,324)            $(6,748,207)
--------------------------------------------------------     -------------            ------------
Net change in net assets from trust share transactions            $323,080                $645,801
--------------------------------------------------------     -------------            ------------
Total change in net assets                                     $(2,094,918)             $2,743,957
--------------------------------------------------------     -------------            ------------

NET ASSETS

At beginning of period                                         $67,939,450             $65,195,493
--------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $1,794,675 and
$323,492, respectively)                                        $65,844,532             $67,939,450
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the trust's operation). Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust (assuming reinvestment of all distributions) held for the entire period.

                                           SIX MONTHS                               YEARS ENDED 10/31
                                             ENDED         -------------------------------------------------------------------
                                            4/30/05          2004            2003           2002           2001           2000
                                          (UNAUDITED)

Net asset value, beginning of period        10.12           $9.80           $7.50          $8.63         $11.67         $14.34
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income                     $0.30           $0.59           $0.59          $0.71          $0.77          $1.01
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                          (0.15)           0.74            2.56          (0.86)         (2.16)         (1.53)
-----------------------------------------  ------          ------          ------          -----         ------         ------
Total from investment operations            $0.15           $1.33           $3.15         $(0.15)        $(1.39)        $(0.52)
-----------------------------------------  ------          ------          ------          -----         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income               $(0.51)         $(0.58)         $(0.57)        $(0.98)        $(0.83)        $(1.02)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                        --              --           (0.28)            --             --          (0.95)
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                         --           (0.43)             --             --          (0.82)         (0.18)
-----------------------------------------  ------          ------          ------          -----         ------         ------
Total distributions declared
to shareholders                            $(0.51)         $(1.01)         $(0.85)        $(0.98)        $(1.65)        $(2.15)
-----------------------------------------  ------          ------          ------          -----         ------         ------
Net asset value, end of period              $9.76          $10.12           $9.80          $7.50          $8.63         $11.67
-----------------------------------------  ------          ------          ------          -----         ------         ------
Per share market value,
end of period                              $10.91          $11.60          $10.40          $7.25         $14.30         $13.75
-----------------------------------------  ------          ------          ------          -----         ------         ------
Total return at market value (%)&           (1.42)++        22.56^^         58.07         (43.54)         16.99          (4.33)
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                            SIX MONTHS                               YEARS ENDED 10/31
                                              ENDED          -----------------------------------------------------------------
                                             4/30/05              2004          2003          2002          2001          2000
                                           (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                    1.44+           1.28           1.34           1.56           1.53           1.35
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                   5.81+           5.82           6.75           8.39           7.49           7.46
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              28              72             94            137             49             32
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                              $65,845         $67,939        $65,195        $49,622        $56,598        $75,545
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the trust for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the trust, the net investment income per share and the ratios would have been:

Net investment income                        $0.30^          $0.59^           $--            $--            $--            $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                    1.44+^          1.28^            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net investment income                         5.81+^          5.82^            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------

     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
     & From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.
    ^  The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
   ^^  The trust's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnote. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(S)(S) As required, effective November 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02, and increase the ratio of net investment income to average net assets by
       0.49%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Special Value Trust (the trust) is a non-diversified trust that is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the trust's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the trust's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the trust's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the trust calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the trust may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the trust's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in accrued expenses and other liabilities, is $9,900 of Deferred Trustees' Compensation.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default. The trust bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The trust may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the trust. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high- yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. During the six months ended April 30, 2005, the trust's custodian fees were reduced by $15,741 under this arrangement. The trust has entered into a commission recapture agreement, under which certain brokers will credit the trust a portion of the commissions generated, to offset certain expenses of the trust. For the six months ended April 30, 2005, the trust's miscellaneous expenses were reduced by $91 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust pays monthly distributions based on an annual rate of 10% of the trust's average daily net asset value. As a result distributions may exceed actual earnings which may result in a return of capital. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. No such designation had been made for the six months ended April 30, 2005. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over- distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, defaulted bonds and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2004 and October 31, 2003 was as follows:

                                                 10/31/04           10/31/03
Distributions declared from:
----------------------------------------------------------------------------
  Ordinary income                              $3,870,737         $5,543,609
----------------------------------------------------------------------------
  Long-term capital gain                               --             66,073
----------------------------------------------------------------------------
  Tax return of capital                         2,877,470                 --
----------------------------------------------------------------------------
Total distributions declared                   $6,748,207         $5,609,682
----------------------------------------------------------------------------

As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                        $(322,473)
          ----------------------------------------------------------
          Unrealized depreciation                         (4,476,050)
          ----------------------------------------------------------
          Other temporary differences                       (509,128)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2012, ($322,473).

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.68% of the trust's average daily net assets and 3.40% of gross investment income. Management fees from net assets and gross investment income incurred for the six months ended April 30, 2005 were at an effective rate of 0.93% of average daily net assets on an annualized basis.

The trust pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFS Service Center, Inc. (MFSC). The trust has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is a net decrease of $2,159 as a result of the change in the trust's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $3,281 for retired Independent Trustees for the six months ended April 30, 2005.

This trust and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The trust's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the trust accrued an estimate of the amount to be received pursuant to this matter in the amount of $441, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the trust on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The trust paid MFS an administrative fee up to the following annual percentage rates of the trust's average daily net assets:

                                                 BEGINNING OF
                                                PERIOD THROUGH
EFFECTIVE DATE                                     2/28/05          3/01/05

First $2 billion                                   0.01120%        0.01626%
---------------------------------------------------------------------------
Next $2.5 billion                                  0.00832%        0.01206%
---------------------------------------------------------------------------
Next $2.5 billion                                  0.00032%        0.00056%
---------------------------------------------------------------------------
In excess of $7 billion                            0.00000%        0.00000%
---------------------------------------------------------------------------

For the six months ended April 30, 2005, the trust paid MFS $3,122 equivalent to 0.0091% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

TRANSFER AGENT - Included in transfer agent and dividend disbursing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as registrar and dividend disbursing agent for the trust. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. These fees amounted to $7,412 for the six months ended April 30, 2005. Also included in transfer agent and dividend disbursing costs are out-of-pocket expenses, paid to MFSC, which amounted to $9,274 for the six months ended April 30, 2005, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $18,943,333 and $19,982,434, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $75,528,908
          ---------------------------------------------------------
          Gross unrealized appreciation                  $5,052,043
          ---------------------------------------------------------
          Gross unrealized depreciation                  (7,312,085)
          ---------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(2,260,042)
          ---------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchases by the trust of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2005, the trust did not repurchase any shares. Transactions in trust shares were as follows:

                               Six months ended 4/30/05   Year ended 10/31/04
                                   SHARES      AMOUNT      SHARES     AMOUNT

Shares issued to shareholders in
reinvestment of distributions        29,351     $323,080    61,069    $645,801
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the six months ended April 30, 2005 was $224, and is included in miscellaneous expense. The trust had no significant borrowings during the six months ended April 30, 2005.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

----------
SALES
----------
                                                                       NET
                                           IN                       UNREALIZED
                      CONTRACTS TO       EXCHANGE     CONTRACTS    APPRECIATION
 SETTLEMENT DATE    DELIVER/RECEIVE       FOR         AT VALUE    (DEPRECIATION)

6/08/05 - 6/27/05  EUR   2,478,887     $3,194,032    $3,193,102         $930
                                       ==========    ==========         ====

----------
PURCHASES
----------

6/22/05 - 6/27/05  EUR     251,617       $329,425      $324,277      $(5,148)
          5/06/05  SEK     181,626         26,846        25,430       (1,416)
                                         --------      --------      -------
                                         $356,271      $349,707      $(6,564)
                                         ========      ========      =======

At April 30, 2005, the trust had sufficient cash and/or securities to cover any commitments under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

While these developments relate to MFS and the MFS' open-end funds, there can be no assurance that these developments, or the adverse publicity associated with these developments, will not result in an increase to the market discount of the MFS closed-end fund shares or other adverse consequences.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees and Shareholders of the MFS Special Value Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Special Value Trust (the Fund), including the portfolio of investments, as of April 30, 2005, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2005. These interim financial statements are the responsibility of the Fund's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2004, and financial highlights for each of the five years in the period ended October 31, 2004, and in our report dated December 10, 2004, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                        /s/ ERNST & YOUNG LLP
Boston, Massachusetts                       June 8, 2005

------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 4/30/05
------------------------------------------------------------------------------

At the annual meeting of shareholders of MFS Special Value Trust, which was held on March 23, 2005, the following action was taken:

ITEM 1. The election of the following as Trustees of the trust.

                                                    NUMBER OF SHARES
                                           -----------------------------------
NOMINEE                                      AFFIRMATIVE    WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.                      6,154,196.607       85,647.856
------------------------------------------------------------------------------
David H. Gunning                            6,166,610.649       73,233.814
------------------------------------------------------------------------------
William R. Gutow                            6,164,311.649       75,532.814
------------------------------------------------------------------------------
Michael Hegarty                             6,164,333.649       75,510.814
------------------------------------------------------------------------------
J. Atwood Ives                              6,152,389.649       87,454.814
------------------------------------------------------------------------------
Amy B. Lane                                 6,165,282.649       74,561.814
------------------------------------------------------------------------------
Robert J. Manning                           6,165,574.649       74,269.814
------------------------------------------------------------------------------
Lawrence T. Perera                          6,152,639.649       87,204.814
------------------------------------------------------------------------------
Robert C. Pozen                             6,164,156.471       75,687.992
------------------------------------------------------------------------------
J. Dale Sherratt                            6,157,114.649       82,729.814
------------------------------------------------------------------------------
Laurie J. Thomsen                           6,163,782.649       76,061.814
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call        1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to:   State Street Bank and Trust Company
            c/o MFS Service Center, Inc.
            P.O. Box 55024
            Boston, MA 02205-5024

NUMBER OF SHAREHOLDERS

As of April 30, 2005, our records indicate that there are 600 registered shareholders and approximately 5,326 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

               State Street Bank and Trust Company
               c/o MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116.
                                                             MFV-SEM-06/05 10M

ITEM 2.  CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

=============================================================================================================
                                          MFS SPECIAL VALUE TRUST
-------------------------------------------------------------------------------------------------------------

                                                                    (C) TOTAL
                                                                     NUMBER OF        (D) MAXIMUM NUMBER
                                                                       SHARES          (OR APPROXIMATE
                                                                    PURCHASED AS         DOLLAR VALUE)
                                                                      PART OF           OF SHARES THAT
                               (A) TOTAL                              PUBLICLY            MAY YET BE
                               NUMBER OF         (B) AVERAGE         ANNOUNCED         PURCHASED UNDER
                                SHARES           PRICE PAID          PLANS OR            THE PLANS
PERIOD                         PURCHASED          PER SHARE          PROGRAMS           OR PROGRAMS
=============================================================================================================
    11/1/04-11/30/04                 0                 n/a                0                   667,581
-------------------------------------------------------------------------------------------------------------
    12/1/04-12/31/04                 0                 n/a                0                   667,581
-------------------------------------------------------------------------------------------------------------
     1/1/05-1/31/05                  0                 n/a                0                   667,581
-------------------------------------------------------------------------------------------------------------
     2/1/05-2/28/05                  0                 n/a                0                   667,581
-------------------------------------------------------------------------------------------------------------
     3/1/05-3/31/05                  0                 n/a                0                   673,558
-------------------------------------------------------------------------------------------------------------
     4/1/05-4/30/05                  0                 n/a                0                   673,558
-------------------------------------------------------------------------------------------------------------
          TOTAL                      0                 N/A                0
=============================================================================================================

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February
28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2005 plan year are 673,558.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.
     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.
     (3)Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MFS SPECIAL VALUE TRUST
           ------------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                                  Robert J. Manning, President

Date:  June 23, 2005
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                          -----------------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date: June 23, 2005
       -------------


By (Signature and Title)*  MARIA F. DWYER
                           ----------------------------------------------------
                           Maria F. Dwyer, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date:   June 23, 2005
       -------------


* Print name and title of each signing officer under his or her signature.